Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) number in Millions, $ in Millions	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 25,290,225	$ 23,117,598
Notional contract amount of hedging instruments	276,518	206,760
Fair value of trading assets	$ 365,202	$ 247,449
Fair value of hedging assets	5,807	2,811
Gross total fair values of derivative assets	371,009	250,260
Fair value of derivative assets	262,923	196,882
Fair value of trading liabilities	358,127	243,269
Fair value of hedging liabilities	1,428	1,173
Gross total fair values of derivative liabilities	359,555	244,442
Fair value of derivative liabilities	251,469	191,064
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(108,086)	(53,378)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(108,086)	(53,378)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 8,856,919	$ 7,723,034
Notional contract amount of hedging instruments	38,611	43,839
Fair value of trading assets	$ 127,897	$ 79,801
Fair value of hedging assets	2,187	1,062
Gross total fair values of derivative assets	130,084	80,863
Fair value of trading liabilities	122,431	77,670
Fair value of hedging liabilities	247	207
Gross total fair values of derivative liabilities	122,678	77,877
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 15,558,726	$ 14,470,539
Notional contract amount of hedging instruments	237,907	162,921
Fair value of trading assets	$ 220,316	$ 151,631
Fair value of hedging assets	3,620	1,749
Gross total fair values of derivative assets	223,936	153,380
Fair value of trading liabilities	220,007	146,808
Fair value of hedging liabilities	1,181	966
Gross total fair values of derivative liabilities	221,188	147,774
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 573,332	$ 659,142
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 11,919	$ 12,637
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	11,919	12,637
Fair value of trading liabilities	10,843	14,379
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	10,843	14,379
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 199,195	$ 190,724
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 3,255	$ 2,175
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	3,255	2,175
Fair value of trading liabilities	3,321	3,151
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	3,321	3,151
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 102,053	$ 74,159
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 1,815	$ 1,205
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,815	1,205
Fair value of trading liabilities	1,525	1,261
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 1,525	$ 1,261